UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2018 are attached.

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.0%
Transamerica Variable International Equity (A) (B)	4,817	$ 119,972

Money Market Fund - 0.3%
Transamerica Variable Government Money Market (A) (B)	712	15,021

U.S. Equity Funds - 8.4%
Transamerica Variable Large Growth (A) (B)	1,504	185,880
Transamerica Variable Large Value Opportunities (A) (B)	1,910	179,078
Transamerica Variable Small Cap Core (A) (B)	1,988	126,812

		491,770

U.S. Fixed Income Funds - 89.3%
Transamerica Variable High Quality Bond (A) (B)	53,476	942,124
Transamerica Variable High Yield Bond (A) (B)	18,197	629,476
Transamerica Variable Inflation-Protected Securities (A) (B)	34,324	929,538
Transamerica Variable Intermediate Bond (A) (B)	58,590	2,713,736

		5,214,874

Total Investment Companies (Cost $5,428,310)		5,841,637

Total Investments (Cost $5,428,310)		5,841,637
Net Other Assets (Liabilities) - (0.0)% (C)		(914)

Net Assets - 100.0%		$ 5,840,723

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,841,637	$—	$—	$5,841,637

Total Investments	$5,841,637	$—	$—	$5,841,637

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Variable Funds.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2018 Form N-Q

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.1%
Transamerica Variable International Equity (A) (B)	83,726	$ 2,085,131

Money Market Fund - 0.3%
Transamerica Variable Government Money Market (A) (B)	2,270	47,888

U.S. Equity Funds - 39.5%
Transamerica Variable Large Growth (A) (B)	20,933	2,586,543
Transamerica Variable Large Value Opportunities (A) (B)	27,701	2,597,343
Transamerica Variable Small Cap Core (A) (B)	25,140	1,603,796

		6,787,682

U.S. Fixed Income Funds - 48.1%
Transamerica Variable High Quality Bond (A) (B)	74,645	1,315,085
Transamerica Variable High Yield Bond (A) (B)	28,477	985,076
Transamerica Variable Inflation-Protected Securities (A) (B)	74,388	2,014,534
Transamerica Variable Intermediate Bond (A) (B)	85,527	3,961,401

		8,276,096

Total Investment Companies (Cost $13,407,715)		17,196,797

Total Investments (Cost $13,407,715)		17,196,797
Net Other Assets (Liabilities) - (0.0)% (C)		(2,759)

Net Assets - 100.0%		$ 17,194,038

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$17,196,797	$—	$—	$17,196,797

Total Investments	$17,196,797	$—	$—	$17,196,797

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Variable Funds.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2018 Form N-Q

Transamerica Asset Allocation –
Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At March 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 16.7%
Transamerica Variable International Equity (A) (B)	203,954	$ 5,079,329

Money Market Fund - 0.1%
Transamerica Variable Government Money Market (A) (B)	1,988	41,949

U.S. Equity Funds - 54.5%
Transamerica Variable Large Growth (A) (B)	53,255	6,580,324
Transamerica Variable Large Value Opportunities (A) (B)	65,997	6,188,078
Transamerica Variable Small Cap Core (A) (B)	59,966	3,825,494

		16,593,896

U.S. Fixed Income Funds - 28.7%
Transamerica Variable High Quality Bond (A) (B)	33,004	581,451
Transamerica Variable High Yield Bond (A) (B)	33,010	1,141,882
Transamerica Variable Inflation-Protected Securities (A) (B)	97,561	2,642,097
Transamerica Variable Intermediate Bond (A) (B)	94,013	4,354,441

		8,719,871

Total Investment Companies (Cost $19,647,054)		30,435,045

Total Investments (Cost $19,647,054)		30,435,045
Net Other Assets (Liabilities) - (0.0)% (C)		(4,882)

Net Assets - 100.0%		$ 30,430,163

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$30,435,045	$—	$—	$30,435,045

Total Investments	$30,435,045	$—	$—	$30,435,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in shares of an affiliated fund of Transamerica Variable Funds.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2018

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are listed below. Each Subaccount invests substantially all of its investable assets among certain Transamerica Variable Funds (“TVF”). Certain TVF subaccounts invest substantially all of their investable assets in the Transamerica Funds (each a “Fund” and collectively, the “Funds”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Subaccounts. TAM provides continuous and regular investment management services to the Subaccounts. TAM supervises each Subaccount’s investments, conducts its investment program and provides supervisory, compliance and administrative services to each Subaccount.

TAM is responsible for all aspects of the day-to-day management of the Subaccounts. TAM’s investment management services also include the provision of supervisory and administrative services to each Subaccount. These services include performing certain administrative services for the Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Subaccounts by State Street Bank and Trust Company, to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain aspects of Subaccount investments; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TVF is valued at the unit value per share TVF at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Asset Allocation Variable Funds	Page 1	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at March 31, 2018, is disclosed within the Security Valuation section of each Subaccount’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each TAAVF Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Transamerica Funds. The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Security Valuation section of the Funds’ Notes to Schedules of Investments. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying subaccounts as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying subaccounts and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended March 31, 2018, the Subaccounts’ transactions in and earnings from investments in affiliates of TAM are as follows.

Short Horizon	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$11,632	$289,326	$(285,939)	$2	$—	$15,021	712	$—	$—
Transamerica Variable High Quality Bond	924,898	29,163	(6,758)	98	(5,277)	942,124	53,476	—	—
Transamerica Variable High Yield Bond	623,168	17,154	(4,594)	1,365	(7,617)	629,476	18,197	—	—
Transamerica Variable Inflation-Protected Securities	915,020	28,820	(6,679)	370	(7,993)	929,538	34,324	—	—
Transamerica Variable Intermediate Bond	2,704,832	78,910	(19,725)	3,083	(53,364)	2,713,736	58,590	—	—
Transamerica Variable International Equity	127,054	3,431	(9,966)	3,146	(3,693)	119,972	4,817	—	—
Transamerica Variable Large Growth	190,007	5,147	(16,141)	8,885	(2,018)	185,880	1,504	—	—
Transamerica Variable Large Value Opportunities	194,014	5,146	(14,878)	7,491	(12,695)	179,078	1,910	—	—
Transamerica Variable Small Cap Core	127,717	3,431	(950)	483	(3,869)	126,812	1,988	—	—

Total	$5,818,342	$460,528	$(365,630)	$24,923	$(96,526)	$5,841,637	175,518	$—	$—

Transamerica Asset Allocation Variable Funds	Page 2	March 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2018

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Intermediate Horizon	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$44,598	$1,633,743	$(1,630,463)	$10	$—	$47,888	2,270	$—	$—
Transamerica Variable High Quality Bond	1,282,510	110,993	(71,000)	1,132	(8,550)	1,315,085	74,645	—	—
Transamerica Variable High Yield Bond	1,022,269	26,300	(53,703)	34,129	(43,919)	985,076	28,477	—	—
Transamerica Variable Inflation-Protected Securities	1,975,001	162,002	(105,806)	4,860	(21,523)	2,014,534	74,388	—	—
Transamerica Variable Intermediate Bond	3,917,226	331,203	(211,836)	42,447	(117,639)	3,961,401	85,527	—	—
Transamerica Variable International Equity	2,162,911	52,599	(115,928)	52,247	(66,698)	2,085,131	83,726	—	—
Transamerica Variable Large Growth	2,761,269	62,462	(342,244)	263,052	(157,996)	2,586,543	20,933	—	—
Transamerica Variable Large Value Opportunities	2,761,370	62,462	(145,378)	101,221	(182,332)	2,597,343	27,701	—	—
Transamerica Variable Small Cap Core	1,693,935	41,643	(88,247)	62,315	(105,850)	1,603,796	25,140	—	—

Total	$17,621,089	$2,483,407	$(2,764,605)	$561,413	$(704,507)	$17,196,797	422,807	$—	$—

Intermediate/Long Horizon	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2018	Shares as of March 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Variable Government Money Market	$62,873	$2,206,567	$(2,227,502)	$10	$1	$41,949	1,988	$—	$—
Transamerica Variable High Quality Bond	574,704	38,827	(28,807)	1,045	(4,318)	581,451	33,004	—	—
Transamerica Variable High Yield Bond	1,196,645	13,653	(57,242)	36,392	(47,566)	1,141,882	33,010	—	—
Transamerica Variable Inflation-Protected Securities	2,614,733	174,265	(125,187)	9,372	(31,086)	2,642,097	97,561	—	—
Transamerica Variable Intermediate Bond	4,354,543	292,064	(210,222)	56,921	(138,865)	4,354,441	94,013	—	—
Transamerica Variable International Equity	5,311,339	61,440	(260,094)	93,079	(126,435)	5,079,329	203,954	—	—
Transamerica Variable Large Growth	6,611,534	66,560	(330,602)	187,888	44,944	6,580,324	53,255	—	—
Transamerica Variable Large Value Opportunities	6,632,135	66,560	(322,783)	127,367	(315,201)	6,188,078	65,997	—	—
Transamerica Variable Small Cap Core	4,078,074	44,373	(196,967)	97,618	(197,604)	3,825,494	59,966	—	—

Total	$31,436,580	$2,964,309	$(3,759,406)	$609,692	$(816,130)	$30,435,045	642,748	$—	$—

Transamerica Asset Allocation Variable Funds	Page 3	March 31, 2018 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 22, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 22, 2018